Consolidated Statements of Financial Position (Unaudited) £ in Thousands, $ in Thousands	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Non-current assets
Property, plant and equipment	£ 436	£ 571
Intangible assets	6,008	2,941
Total Non-Current Assets	6,444	3,512
Current assets
Trade and other receivables	1,922	637
Taxation	547	422
Cash and cash equivalents	5,055	5,971
Total Current Assets	7,524	7,030
Total assets	13,968	10,542
Non-current liabilities
Deferred consideration	1,552
Borrowings	208	295
Total Non-Current Liabilities	1,760	295
Current liabilities
Trade and other payables	1,689	1,240
Deferred consideration	459
Borrowings	174	169
Derivative financial liability	1,159	4,160
Total current Liabilities	3,481	5,569
Total liabilities	5,241	5,864
Issued capital and reserves attributable to owners of the parent
Share capital	8,689	6,253
Share premium	91,242	86,732
Merger reserve	53,003	53,003
Warrant reserve	3,674	3,457
Accumulated deficit	(147,881)	(144,767)
Total equity	8,727	4,678
Total equity and liabilities	£ 13,968	£ 10,542